BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

10.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

As of December 31, 2021, and 2020 the breakdown of financial instruments by category is as follows:

Current borrowings at amortized cost

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	2,984	2,984	2,984
Other borrowings	2,984	2,984	2,984
Of which:
with related parties (Note 14)	2,919	2,919	2,919

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	17,777	17,777	17,777
Other borrowings	17,777	17,777	17,777
Of which:
with related parties (Note 14)	17,777	17,777	17,777

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €2,919 and €17,777 thousand as of December 31, 2021 and 2020, respectively.

Non-current borrowings at amortized cost

There were no non-current borrowings accounted for at amortized cost as of December 31, 2021 as result of the liability conversion into equity during 2021.

As of December 31, 2020, the breakdown of non-current borrowings accounted for at amortized cost is as follows:

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Non-Current financial liabilities	21,441	21,441	21,441
Loans	21,441	21,441	21,441
Of which:
with related parties (Note 14)	21,441	21,441	21,441

The breakdown of the loans by entities as of December 31, 2020 is as follows:

Lender	Debtor	Loan Date	Expire Date	Principal Amount (in thousand Euros)	Interest Rate
Codere España, S.A.	Codere Online S.A.U.	12/30/2011	12/30/2023	75.50	6%
Codere España, S.A.	Codere Online S.A.U.	12/30/2014	12/30/2023	50.00	6%
Codere España, S.A.	Codere Online S.A.U.	03/01/2015	03/01/2024	15.00	6%
Codere España, S.A.	Codere Online S.A.U.	06/01/2015	05/31/2024	3,000.00	6%
Codere España, S.A.	Codere Online S.A.U.	12/30/2015	12/30/2024	600.00	6%
Codere España, S.A.	Codere Online S.A.U.	12/30/2016	12/30/2025	3,500.00	6%
Codere España, S.A.	Codere Online S.A.U.	12/30/2017	12/30/2022	6,000.00	6%
Codere España, S.A.	Codere Online S.A.U.	12/30/2018	12/30/2023	300.00	6%
Codere España, S.A.	Codere Online S.A.U.	01/23/2019	01/16/2024	2,650.00	6%
Codere Newco, S.A.U.	SEJO	03/01/2019	03/01/2024	250.00	6%
Codere España, S.A.	Codere Online S.A.U.	12/31/2019	12/31/2024	5,000.00	6%
Total				21,441

All of the borrowings were denominated in Euros.

The breakdown of the residual maturity contractual undiscounted cash flows of the borrowings of the Group as of December 31, 2021 and 2020, was as follows:

		Non-current
December 31, 2021	Current 2022	2023	2024	2025	2026	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	2,984	-	-	-	-	-	-	2,984
Of which:
to related parties (Note 14)	2,919	-	-	-	-	-	-	2,919
Total	2,984	-	-	-	-	-	-	2,984

		Non-current
December 31, 2020	Current 2021	2022	2023	2024	2025	Subsequent years	Non-current	Total
Loans	-	6,000	426	11,515	3,500	-	21,441	21,441
Other borrowings	17,777	-	-	-	-	-	-	17,777
Of which:
to related parties (Note 14)	17,777	6,000	426	11,515	3,500	-	21,441	39,218
Total	17,777	6,000	426	11,515	3,500	-	21,441	39,218

Other borrowings associated with financing activities

The following charts present details regarding the changes in other borrowings in 2021 and 2020 that arose from financial activities:

2021

	Balance at 12/31/2020	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2021
Loans	21,441	-	-	(21,441)	-	-	-
Other borrowings	17,777	450	1,845	(17,088)	-	-	2,984
Total	39,218	450	1,845	(38,529)	-	-	2,984

2020

	Balance at 12/31/2019	Drawdown of related party debt	Related party non-cash receivable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2020
Loans	21,441	-	-		-	-	21,441
Other borrowings	30,236	245	-	(12,704)	-	-	17,777
Total	51,677	245	-	(12,704)	-	-	39,218

As described in Note 9, the debt conversion into equity during 2021 through borrowings amounted to €38.5 million.

Non-current financial liabilities

As of December 31, 2021, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

As of the date of the Business Combination on November 30, 2021, the market price of each warrant was approximately €1.46 per warrant or €9,450 thousand in the aggregate. As of December 31, 2021, the market price decreased to approximately €0.86 per warrant; therefore, as of December 31, 2021, the fair value of the warrant liabilities amounted to €5,513 thousand. The change in fair value of the warrants was recorded in the consolidated and combined carve-out income statement as finance income amounting to €3,937 thousand for the year ended December 31, 2021.